Investment in an associate (Details Textual) - CAD ($)	Nov. 11, 2016		Dec. 31, 2015
Disclosure of investment in an associate [Line Items]
Investments in associates	$ 4,778,553	[1]	$ 6,631,094
Minco Silver Corp [Member]
Disclosure of investment in an associate [Line Items]
Investments in associates	$ 4,778,553

[1]	$4,778,553 was the carrying value of the Company’s investment in Minco Silver on November 11, 2016 when the Company ceased to apply the equity method to account for this investment (Note 7)